Share-Based Compensation - SARs movement (Details) - SARs $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) EquityInstruments $ / shares	Dec. 31, 2020 USD ($) EquityInstruments $ / shares	Dec. 31, 2019 USD ($) EquityInstruments $ / shares
Number of awards
Outstanding at beginning of the year | EquityInstruments	2,452,478	2,630,173
Forfeited during the year | EquityInstruments		(1,085)
Expired during the year | EquityInstruments		(176,610)
Cancelled during the year | EquityInstruments	(2,452,478)
Outstanding at end of the year | EquityInstruments		2,452,478	2,630,173
Weighted average exercise price per share
Outstanding at the beginning of the year | $ / shares	$ 14.44	$ 14.46
Outstanding at end of the year | $ / shares		$ 14.44	$ 14.46
Weighted average contractual life
Weighted average contractual life		5 years 5 months 19 days	6 years 6 months 10 days
Aggregate fair value
Outstanding at the beginning of the year | $	$ 10,523	$ 11,367
Forfeited during the year | $		(6)
Expired during the year | $		(838)
Cancelled during the year | $	$ (10,523)
Outstanding at the end of the year | $		$ 10,523	$ 11,367